UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09105
New World Fund, Inc.
(Exact name of registrant as specified in charter)
333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Brian C. Janssen
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class A
| NEWFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.98%
Management's discussion of fund performance
The fund’s Class A shares gained 22.85% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class A (with sales charge) *	15.79%	5.15%	5.32%
New World Fund — Class A (without sales charge) *	22.85%	6.40%	5.94%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class C
| NEWCX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.72%
Management's discussion of fund performance
The fund’s Class C shares gained 21.94% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class C (with sales charge) *	20.94%	5.60%	5.29%
New World Fund — Class C (without sales charge) *	21.94%	5.60%	5.29%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve
st
directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class T
| TNWFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 77	0.69%
Management's discussion of fund performance
The fund’s Class T shares gained 23.15% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class T (with sales charge) 2	20.07%	6.11%	7.34%
New World Fund — Class T (without sales charge) 2	23.15%	6.65%	7.70%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
MSCI Emerging Markets Index 3	25.32%	3.93%	4.58%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the s
a
me address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-1
| NWFFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 108	0.97%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.87% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class F-1 *	22.87%	6.41%	5.96%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee w aiv
ers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-2
| NFFFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 76	0.68%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.20% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class F-2 *	23.20%	6.71%	6.25%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the s
a
me address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class F-3
| FNWFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 64	0.57%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.34% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total re
tu
rns
	1 year	5 years	Since inception 1
New World Fund — Class F-3 2	23.34%	6.83%	8.33%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.65%
MSCI Emerging Markets Index 3	25.32%	3.93%	5.16%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-A
| CNWAX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investm
e
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 111	1.00%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.81% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-A (with sales charge) *	18.51%	5.61%	5.52%
New World Fund — Class 529-A (without sales charge) *	22.81%	6.37%	5.90%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-C
| CNWCX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 194	1.75%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.91% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-C (with sales charge) *	20.91%	5.56%	5.49%
New World Fund — Class 529-C (without sales charge) *	21.91%	5.56%	5.49%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net
asse
ts)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2023. For more complete
information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class 529-C shares decreased from 1.80% to 1.75% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple acc
o
unts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-E
| CNWEX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 132	1.19%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.57% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-E *	22.57%	6.16%	5.69%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net
as
sets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-T
| TWNFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 87	0.78%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.08% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-T (with sales charge) 2	20.00%	6.07%	7.30%
New World Fund — Class 529-T (without sales charge) 2	23.08%	6.60%	7.66%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
MSCI Emerging Markets Index 3	25.32%	3.93%	4.58%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-1
| CNWFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 87	0.78%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.04% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-F-1 *	23.04%	6.59%	6.12%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-2
| FNFWX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 77	0.69%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.21% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
New World Fund — Class 529-F-2 2	23.21%	5.61%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
MSCI Emerging Markets Index 3	25.32%	2.87%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class 529-F-3
| FWWNX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 70	0.63%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.22% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
New World Fund — Class 529-F-3 2	23.22%	5.65%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
MSCI Emerging Markets Index 3	25.32%	2.87%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee w ai
vers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional infor
mat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-1
| RNWAX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 184	1.66%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.02% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
return
s
	1 year	5 years	10 years
New World Fund — Class R-1 *	22.02%	5.65%	5.16%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tist
ics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-2
| RNWBX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 184	1.66%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.01% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
ota
l returns
	1 year	5 years	10 years
New World Fund — Class R-2 *	22.01%	5.66%	5.20%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund s
tati
stics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-2E
| RNEBX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 152	1.37%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.37% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
rns
	1 year	5 years	10 years
New World Fund — Class R-2E *	22.37%	5.97%	5.53%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-3
| RNWCX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 135	1.21%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.56% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 y e ar	5 years	10 years
New World Fund — Class R-3 *	22.56%	6.13%	5.67%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is un man
aged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-4
| RNWEX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 103	0.92%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.93% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
rns
	1 year	5 years	10 years
New World Fund — Class R-4 *	22.93%	6.46%	6.00%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in m il lions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5E
| RNWHX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 80	0.72%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.17% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
re
turns
	1 year	5 years	Since inception 1
New World Fund — Class R-5E 2	23.17%	6.67%	7.86%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.19%
MSCI Emerging Markets Index 3	25.32%	3.93%	5.74%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (i n mil lions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-5
| RNWFX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 69	0.62%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.29% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total r
etu
rns
	1 year	5 years	10 years
New World Fund — Class R-5 *	23.29%	6.77%	6.32%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-036-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
New World Fund
®
Class R-6
| RNWGX
for the year ended October 31, 2024
This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 64	0.57%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.35% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region. Among emerging economies, India and Brazil demonstrated resilience, maintaining growth over the period, while low consumer confidence and weakness in the real estate sector hampered China’s market.
Nearly all equity sectors produced positive absolute returns for the fund, with shares of information technology, communications services and industrial companies particularly adding to results. Shares in the consumer discretionary, financial, real estate and health care sectors also produced positive overall returns. Geographically, shares of companies based in Taiwan, the United States and India added to the fund’s performance.
Meanwhile, holdings in the energy sector produced negative overall returns for the period. Shares of companies based in Norway, Portugal, Poland and Hungary also declined on an absolute basis.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total r
et
urns
	1 year	5 years	10 years
New World Fund — Class R-6 *	23.35%	6.83%	6.37%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
MSCI Emerging Markets Index †	25.32%	3.93%	3.43%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stati
sti
cs
Fund net assets (in mill io ns)	$ 62,294%
Total number of portfolio holdings	$ 628%
Total advisory fees paid (in millions)	$ 293%
Portfolio turnover rate	$ 37%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-036-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Pablo R. González Guajardo, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	168,000	10,000	61,000	None
October 31, 2023	159,000	8,000	51,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	2,131,000	None	11,000
October 31, 2023	Not Applicable	2,183,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	2,212,000
October 31, 2023	2,242,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New World Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-036-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024

Common stocks 91.98%		Shares	Value (000)
Financials 16.97%
	Nu Holdings, Ltd., Class A1	60,586,064	$914,244
	Banco Bilbao Vizcaya Argentaria, SA	62,680,638	624,288
	AIA Group, Ltd.	75,480,355	600,612
	Bank Mandiri (Persero) Tbk PT	1,267,307,211	540,432
	PB Fintech, Ltd.[1,2]	26,265,089	523,573
	Capitec Bank Holdings, Ltd.	2,638,940	474,748
	Bank Central Asia Tbk PT	713,958,900	465,880
	Mastercard, Inc., Class A	902,936	451,098
	HDFC Bank, Ltd.	17,263,629	354,782
	Kotak Mahindra Bank, Ltd.	15,573,755	320,233
	Ping An Insurance (Group) Company of China, Ltd., Class H	50,632,500	314,321
	XP, Inc., Class A	16,399,888	286,342
	Visa, Inc., Class A	954,367	276,623
	Cholamandalam Investment and Finance Co., Ltd.	17,006,001	255,765
	Axis Bank, Ltd.	16,813,540	230,342
	Eurobank Ergasias Services and Holdings SA	104,707,515	215,215
	Discovery, Ltd.	21,069,420	215,208
	Shriram Finance, Ltd.	5,705,788	211,346
	AU Small Finance Bank, Ltd.	28,669,552	208,605
	UniCredit SpA	4,222,674	187,077
	B3 SA - Brasil, Bolsa, Balcao	96,751,519	177,741
	ICICI Bank, Ltd. (ADR)	2,998,731	91,191
	ICICI Bank, Ltd.	5,348,760	81,774
	Grupo Financiero Banorte, SAB de CV, Series O	22,977,018	159,993
	National Bank of Greece SA	15,341,002	119,309
	National Bank of Greece SA	4,171,732	32,444
	Bank of the Philippine Islands	60,674,985	148,802
	S&P Global, Inc.	308,793	148,332
	Hong Kong Exchanges and Clearing, Ltd.	3,461,700	138,321
	Bajaj Finserv, Ltd.	6,158,519	127,642
	Bajaj Finance, Ltd.	1,480,400	120,544
	Aon PLC, Class A	292,156	107,183
	Canara Bank	85,350,880	103,932
	China Merchants Bank Co., Ltd., Class H	16,581,500	80,794
	China Merchants Bank Co., Ltd., Class A	3,451,000	18,124
	BSE, Ltd.	1,740,909	92,172
	Erste Group Bank AG	1,626,559	91,606
	PICC Property and Casualty Co., Ltd., Class H	55,044,000	83,410
	Commercial International Bank - Egypt (CIB) SAE (GDR)	40,760,109	63,045
	Commercial International Bank - Egypt (CIB) SAE	11,776,605	19,247
	HSBC Holdings PLC (GBP denominated)	8,667,906	79,151
	BDO Unibank, Inc.	28,097,320	73,477
	Banco BTG Pactual SA, units	12,500,614	70,321
	Brookfield Corp., Class A	1,218,800	64,596
	Alpha Services and Holdings SA	37,673,000	56,622
	Moody’s Corp.	118,550	53,826
	Max Financial Services, Ltd.[1]	3,260,000	49,693
	Emirates NBD Bank PJSC	9,375,090	48,466
	Edenred SA	1,490,498	48,106
	DBS Group Holdings, Ltd.	1,516,081	43,632
	China Construction Bank Corp., Class H	55,813,877	43,284
	BNP Paribas SA	612,734	41,858
	Akbank TAS	22,632,931	33,457
	Prudential PLC	3,585,000	29,538
	Bank of Ningbo Co., Ltd., Class A	7,434,120	26,693
	Standard Chartered PLC	1,944,022	22,423
	Bank of Baroda	7,335,509	21,769
	Jio Financial Services, Ltd.[1]	5,370,604	20,407
	Société Générale	598,543	17,269
	Bajaj Housing Finance, Ltd.[1]	5,421,065	8,646
	Bajaj Housing Finance, Ltd.[1,3]	5,357,062	8,544
	Haci Ömer Sabanci Holding AS	6,912,547	16,808

New World Fund	1

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Asia Commercial Joint Stock Bank	10,542,800	$11,334
	Power Finance Corp., Ltd.	1,604,561	8,564
	Sberbank of Russia PJSC[4]	38,486,552	— [5]
			10,574,824

Information technology 14.86%
	Taiwan Semiconductor Manufacturing Co., Ltd.	79,246,816	2,492,020
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	150,200	28,619
	Microsoft Corp.	3,535,900	1,436,813
	NVIDIA Corp.	6,813,094	904,506
	Broadcom, Inc.	4,849,027	823,219
	ASML Holding NV	553,459	372,150
	SAP SE	1,359,685	317,801
	SAP SE (ADR)[6]	83,800	19,579
	Keyence Corp.	748,200	335,509
	Synopsys, Inc.[1]	566,856	291,143
	Apple, Inc.	1,222,487	276,172
	SK hynix, Inc.	1,838,079	240,160
	Samsung Electronics Co., Ltd.	4,507,094	190,494
	E Ink Holdings, Inc.	20,210,000	187,391
	Capgemini SE	1,026,746	177,005
	ASM International NV	255,167	141,478
	MediaTek, Inc.	3,172,130	124,170
	Tokyo Electron, Ltd.	796,200	118,382
	eMemory Technology, Inc.	1,108,000	105,008
	Coforge, Ltd.	1,128,108	101,978
	Applied Materials, Inc.	528,913	96,040
	Tata Consultancy Services, Ltd.	2,010,838	94,385
	Globant SA1	352,506	73,987
	TDK Corp.	5,334,500	63,033
	Atlassian Corp., Class A1	255,290	48,132
	Advantech Co., Ltd.	4,521,000	43,943
	Oracle Corp.	165,382	27,758
	Micron Technology, Inc.	244,341	24,349
	Wolfspeed, Inc.[1,6]	1,725,288	22,964
	KLA Corp.	31,063	20,695
	Accenture PLC, Class A	54,543	18,808
	Zhongji Innolight Co., Ltd., Class A	857,000	17,235
	Canva, Inc.[1,4,7]	10,572	13,532
	Disco Corp.	23,500	6,636
	EPAM Systems, Inc.[1]	14,700	2,773
			9,257,867

Consumer discretionary 12.23%
	MercadoLibre, Inc.[1]	614,703	1,252,261
	Trip.com Group, Ltd. (ADR)[1]	10,824,984	697,129
	LVMH Moët Hennessy-Louis Vuitton SE	875,900	581,187
	Meituan, Class B1	23,974,700	566,296
	Midea Group Co., Ltd., Class A	32,263,593	323,928
	Eicher Motors, Ltd.	5,290,346	306,973
	H World Group, Ltd. (ADR)	7,233,161	265,384
	H World Group, Ltd.	6,261,200	23,095
	Galaxy Entertainment Group, Ltd.	61,021,000	268,757
	adidas AG	999,580	238,309
	BYD Co., Ltd., Class H	3,282,500	119,248
	BYD Co., Ltd., Class A	2,758,712	113,701
	Compagnie Financière Richemont SA, Class A	1,289,616	188,130
	Hyundai Motor India, Ltd.[1]	4,086,398	88,572
	Hyundai Motor India, Ltd.[1,3]	3,942,470	85,452
	Jumbo SA	6,182,223	164,381
	TVS Motor Co., Ltd.	4,903,533	145,104
	Titan Co., Ltd.	3,676,360	142,713
	Maruti Suzuki India, Ltd.	1,071,899	140,914
	Shenzhou International Group Holdings, Ltd.	16,594,700	127,966
	Ferrari NV (EUR denominated)	259,236	123,930
	Sands China, Ltd.[1]	42,047,000	106,993
	Alibaba Group Holding, Ltd. (ADR)	713,880	69,946
	Alibaba Group Holding, Ltd.	2,912,000	35,644

2	New World Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Naspers, Ltd., Class N	414,880	$97,638
	Zomato, Ltd.[1]	29,488,715	84,678
	Evolution AB	858,547	81,081
	lululemon athletica, Inc.[1]	266,322	79,337
	Booking Holdings, Inc.	16,777	78,453
	Amadeus IT Group SA, Class A, non-registered shares	1,040,241	75,506
	Hermès International	33,078	75,101
	Tesla, Inc.[1]	293,919	73,436
	Mahindra & Mahindra, Ltd.	1,868,966	60,226
	YUM! Brands, Inc.	443,730	58,200
	Aptiv PLC[1]	1,011,749	57,498
	Industria de Diseño Textil, SA	983,078	56,019
	Starbucks Corp.	520,232	50,827
	Stellantis NV	3,589,937	49,459
	China Tourism Group Duty Free Corp., Ltd., Class H6	6,712,640	45,778
	Hilton Worldwide Holdings, Inc.	188,265	44,214
	Li Ning Co., Ltd.	21,484,000	43,822
	Suzuki Motor Corp.	3,868,400	38,149
	Tube Investments of India, Ltd.	702,883	37,401
	Marriott International, Inc., Class A	141,663	36,835
	Airbnb, Inc., Class A1	263,665	35,539
	Magazine Luiza SA1	17,578,670	28,766
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,994,697	26,844
	NIKE, Inc., Class B	342,000	26,378
	Shangri-La Asia, Ltd.	32,362,000	23,294
	Renault SA	462,500	21,190
	Inchcape PLC	1,815,116	16,856
	Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	12,616
	Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	12,601
	Zhongsheng Group Holdings, Ltd.	6,466,550	9,901
	Bharat Forge, Ltd.	363,625	6,081
			7,619,737

Industrials 10.85%
	Airbus SE, non-registered shares	4,848,901	738,919
	International Container Terminal Services, Inc.	80,395,951	547,550
	Safran SA	1,975,099	448,116
	Techtronic Industries Co., Ltd.	25,701,500	368,177
	Shenzhen Inovance Technology Co., Ltd., Class A	38,861,093	302,740
	Rolls-Royce Holdings PLC[1]	40,087,296	278,249
	Rumo SA	78,822,522	271,336
	Copa Holdings, SA, Class A	2,776,000	270,105
	Airports of Thailand PCL, foreign registered shares	110,994,700	201,089
	Carrier Global Corp.	2,510,919	182,594
	General Electric Co.	1,036,436	178,039
	TransDigm Group, Inc.	132,060	171,982
	Larsen & Toubro, Ltd.	3,888,413	167,147
	Contemporary Amperex Technology Co., Ltd., Class A	4,777,121	165,204
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	8,149,599	141,312
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	122,282	21,288
	Daikin Industries, Ltd.	1,344,800	157,641
	DSV A/S	661,087	143,875
	BAE Systems PLC	8,725,852	140,709
	Schneider Electric SE	478,683	123,838
	Siemens AG	590,381	114,603
	Caterpillar, Inc.	282,000	106,088
	IMCD NV	614,559	97,488
	Wizz Air Holdings PLC[1,2]	5,170,491	91,945
	Mitsui & Co., Ltd.	4,347,900	88,102
	SMC Corp.	198,500	84,848
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	11,599,763	84,222
	ZTO Express (Cayman), Inc., Class A (ADR)	3,465,994	80,099
	Thales SA	492,906	79,465
	InPost SA1	4,036,644	78,776
	CCR SA, ordinary nominative shares	36,743,892	77,862
	Ayala Corp.	6,281,260	74,278
	Interpump Group SpA	1,419,037	63,313
	GE Vernova, Inc.[1]	191,957	57,906

New World Fund	3

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Bureau Veritas SA	1,743,229	$55,164
	SM Investments Corp.	3,403,750	54,852
	Weichai Power Co., Ltd., Class A	13,993,248	26,261
	Weichai Power Co., Ltd., Class H	17,040,000	25,726
	MISUMI Group, Inc.	2,985,889	48,613
	Leonardo SpA	1,972,447	47,174
	GT Capital Holdings, Inc.	3,630,870	44,853
	Ingersoll-Rand, Inc.	409,595	39,321
	Boeing Co. (The)[1]	221,500	33,072
	Shanghai International Airport Co., Ltd., Class A	6,503,525	31,959
	Hitachi, Ltd.	1,209,780	30,448
	Grab Holdings, Ltd., Class A1	7,426,377	30,300
	Centre Testing International Group Co., Ltd.	11,813,222	22,905
	Epiroc AB, Class B	1,249,425	21,463
	Embraer SA1	2,391,200	20,053
	Legrand SA	142,852	16,005
	Haitian International Holdings, Ltd.	3,351,000	9,266
			6,756,340

Health care 9.52%
	Novo Nordisk AS, Class B	9,775,021	1,092,981
	Eli Lilly and Co.	867,885	720,119
	Max Healthcare Institute, Ltd.[2]	59,793,818	719,773
	AstraZeneca PLC	3,368,216	478,866
	Thermo Fisher Scientific, Inc.	824,670	450,534
	BeiGene, Ltd. (ADR)[1]	1,155,057	234,061
	BeiGene, Ltd.[1]	693,600	10,876
	Laurus Labs, Ltd.[2]	35,030,909	203,200
	Jiangsu Hengrui Medicine Co., Ltd., Class A	28,964,718	189,743
	Abbott Laboratories	1,532,609	173,752
	Rede D’Or Sao Luiz SA	32,099,565	163,027
	Innovent Biologics, Inc.[1]	34,310,291	149,139
	Danaher Corp.	570,233	140,083
	EssilorLuxottica SA	533,018	125,336
	Zai Lab, Ltd. (ADR)[1,6]	3,873,058	117,044
	WuXi AppTec Co., Ltd., Class H6	14,433,283	95,515
	WuXi AppTec Co., Ltd., Class A	2,907,577	21,253
	Revvity, Inc.	800,621	94,946
	Aspen Pharmacare Holdings, Ltd.	9,315,557	94,555
	Mankind Pharma, Ltd.[1]	2,804,820	88,881
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,726,481	64,705
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	2,979,500	54,942
	Hypera SA, ordinary nominative shares	12,339,084	47,171
	OdontoPrev SA	24,789,972	47,171
	Lupin, Ltd.	1,682,129	43,699
	Zoetis, Inc., Class A	216,700	38,742
	Legend Biotech Corp. (ADR)[1]	800,114	36,021
	Alcon, Inc.	385,670	35,375
	Illumina, Inc.[1]	240,328	34,641
	Siemens Healthineers AG	577,100	30,115
	Align Technology, Inc.[1]	127,706	26,184
	Medtronic PLC	268,000	23,919
	Mettler-Toledo International, Inc.[1]	17,309	22,359
	Asahi Intecc Co., Ltd.	1,330,200	21,348
	Straumann Holding AG	101,536	13,316
	Angelalign Technology, Inc.	1,530,000	12,030
	Wuxi Biologics (Cayman), Inc.[1]	4,410,500	9,266
	CanSino Biologics, Inc., Class H1,6	832,000	3,013
			5,927,701

Communication services 9.20%
	Tencent Holdings, Ltd.	29,082,607	1,513,104
	Meta Platforms, Inc., Class A	1,676,336	951,455
	Alphabet, Inc., Class A	2,757,614	471,855
	Alphabet, Inc., Class C	2,472,573	426,989
	Bharti Airtel, Ltd.	33,157,210	634,820
	Bharti Airtel, Ltd., interim shares	1,085,032	15,544
	NetEase, Inc.	19,484,300	312,578

4	New World Fund

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	NetEase, Inc. (ADR)	402,647	$32,417
	MTN Group, Ltd.	49,649,366	246,841
	América Móvil, SAB de CV, Class B (ADR)	10,111,343	159,153
	Telefónica, SA, non-registered shares[6]	30,129,668	141,319
	Netflix, Inc.[1]	175,417	132,621
	Telkom Indonesia (Persero) Tbk PT, Class B	497,250,100	88,753
	Indus Towers, Ltd.[1]	19,414,447	78,182
	Singapore Telecommunications, Ltd.	27,008,100	63,918
	Vodafone Group PLC	67,462,979	62,676
	Intouch Holdings PCL, foreign registered	16,947,513	53,614
	Advanced Info Service PCL, foreign registered shares	6,147,100	49,963
	Tencent Music Entertainment Group, Class A (ADR)	4,416,289	49,153
	Sea, Ltd., Class A (ADR)[1]	444,981	41,850
	Informa PLC	3,210,083	33,642
	Baidu, Inc., Class A (ADR)[1]	354,943	32,381
	KANZHUN, Ltd., Class A (ADR)	2,207,004	32,112
	TIM SA	10,489,043	30,083
	True Corp. PCL, nonvoting depository receipts[1]	80,197,000	29,197
	JCDecaux SE1	1,239,700	23,386
	Vodafone Idea, Ltd.[1]	223,158,109	21,487
			5,729,093

Consumer staples 6.77%
	Kweichow Moutai Co., Ltd., Class A	3,348,092	719,109
	ITC, Ltd.	77,325,738	446,697
	Varun Beverages, Ltd.	40,296,680	285,913
	Ajinomoto Co., Inc.	6,634,000	255,774
	Nestlé SA	2,305,945	218,051
	Monster Beverage Corp.[1]	3,929,126	206,986
	Arca Continental, SAB de CV	20,870,565	178,682
	British American Tobacco PLC	4,610,631	160,568
	JBS SA	25,120,554	156,479
	Constellation Brands, Inc., Class A	595,668	138,397
	Carlsberg A/S, Class B	1,186,744	130,951
	Dino Polska SA, non-registered shares[1,6]	1,496,315	124,289
	Anheuser-Busch InBev SA/NV	2,077,540	123,705
	Shoprite Holdings, Ltd.	7,008,140	120,540
	KT&G Corp.	1,424,020	112,735
	Avenue Supermarts, Ltd.[1]	2,157,871	100,647
	Tsingtao Brewery Co., Ltd., Class H	14,885,813	95,876
	Budweiser Brewing Co., APAC, Ltd.	70,052,800	73,053
	United Spirits, Ltd.	3,826,166	65,651
	Philip Morris International, Inc.	488,890	64,876
	Coca-Cola Co.	711,222	46,450
	Haleon PLC	9,619,300	46,038
	L’Oréal SA, non-registered shares	117,527	44,258
	JD Health International, Inc.[1,6]	11,499,800	41,100
	WH Group, Ltd.	49,409,500	38,275
	Danone SA	511,049	36,514
	Dabur India, Ltd.	5,306,400	33,975
	Masan Group Corp.[1]	10,255,500	31,022
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates[6]	21,001,800	30,155
	Bunge Global SA	349,000	29,323
	Barry Callebaut AG (Switzerland)[1]	11,052	19,323
	Uni-Charm Corp.	499,100	15,990
	BBB Foods, Inc., Class A1,6	475,538	15,189
	Mondelez International, Inc., Class A	189,227	12,958
			4,219,549

Materials 6.00%
	Freeport-McMoRan, Inc.	11,652,324	524,588
	First Quantum Minerals, Ltd.[1]	37,288,345	481,788
	Linde PLC	813,244	370,961
	Vale SA, ordinary nominative shares	12,503,392	134,228
	Vale SA (ADR), ordinary nominative shares	8,181,117	87,538
	Barrick Gold Corp.	11,132,349	215,077
	APL Apollo Tubes, Ltd.	10,507,405	189,842
	Glencore PLC	34,229,619	178,370

New World Fund	5

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Amcor PLC (CDI)	14,241,464	$156,142
	Tata Steel, Ltd.	87,550,649	153,440
	Grupo México, SAB de CV, Series B	27,154,506	142,073
	Sika AG	490,056	136,708
	Albemarle Corp.[6]	1,166,792	110,530
	Zijin Mining Group Co., Ltd., Class H	49,978,000	106,199
	Givaudan SA	21,422	101,778
	Southern Copper Corp.	822,515	90,107
	Shin-Etsu Chemical Co., Ltd.	2,418,400	89,513
	Loma Negra Compania Industrial Argentina SA (ADR)[1,2]	6,442,242	59,011
	Anhui Conch Cement Co., Ltd., Class H	19,980,000	57,851
	Nutrien, Ltd. (CAD denominated)	1,192,974	56,883
	Fresnillo PLC	4,590,946	43,592
	Asian Paints, Ltd.	1,205,674	41,887
	Ivanhoe Mines, Ltd., Class A1	2,862,186	37,845
	Arkema SA	373,575	32,842
	SRF, Ltd.	1,202,754	32,010
	BASF SE	534,774	25,975
	Akzo Nobel NV	392,741	25,058
	Gerdau SA (ADR)	6,263,005	19,541
	Antofagasta PLC	780,109	17,606
	DSM-Firmenich AG	94,358	11,211
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	1,899,858	9,917
	Alrosa PJSC[4]	15,128,747	— [5]
			3,740,111

Energy 2.47%
	TotalEnergies SE	7,238,270	452,743
	Reliance Industries, Ltd.	23,884,142	377,676
	Vista Energy, SAB de CV, Class A (ADR)[1]	2,100,287	104,720
	Cheniere Energy, Inc.	501,000	95,881
	New Fortress Energy, Inc., Class A6	10,894,997	91,627
	Exxon Mobil Corp.	722,584	84,383
	Adnoc Gas PLC	90,214,840	81,021
	Shell PLC (GBP denominated)	2,037,544	67,779
	Chevron Corp.	369,795	55,033
	Schlumberger NV	1,155,800	46,313
	Galp Energia, SGPS, SA, Class B	2,106,148	35,914
	Borr Drilling, Ltd.[1]	6,340,216	26,565
	INPEX Corp.	711,500	9,327
	Saudi Arabian Oil Co.	938,685	6,748
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,754	4,637
	Rosneft Oil Co. PJSC[4]	8,335,580	— [5]
			1,540,367

Real estate 1.65%
	Macrotech Developers, Ltd.	36,100,631	516,615
	China Resources Mixc Lifestyle Services, Ltd.	29,153,200	119,661
	KE Holdings, Inc., Class A (ADR)	4,718,881	103,485
	Fibra Uno Administración REIT, SA de CV	77,884,325	89,680
	Prestige Estates Projects, Ltd.	4,307,293	83,708
	CK Asset Holdings, Ltd.	15,623,500	63,992
	American Tower Corp. REIT	156,000	33,312
	Longfor Group Holdings, Ltd.	6,784,936	11,102
	ALLOS SA, ordinary nominative shares	1,074,770	4,113
			1,025,668

Utilities 1.46%
	Equatorial Energia SA, ordinary nominative shares	33,273,525	184,875
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	7,898,093	125,804
	Gulf Energy Development PCL, foreign registered	51,550,100	101,417
	NTPC, Ltd.	18,276,719	88,051
	Engie SA	5,231,996	87,659
	SembCorp Industries, Ltd.	22,627,700	86,132
	Power Grid Corporation of India, Ltd.	19,504,644	74,054
	Torrent Power, Ltd.	2,606,036	56,366

6	New World Fund

Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	CPFL Energia SA	8,218,913	$46,590
	ENN Energy Holdings, Ltd.	5,057,200	35,749
	AES Corp.	1,335,919	22,029
			908,726
	Total common stocks (cost: $40,458,561,000)		57,299,983
Preferred securities 0.61%
Financials 0.27%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	23,291,676	140,915
	Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	30,258
			171,173

Real estate 0.14%
	QuintoAndar, Ltd., Series E, preference shares[1,4,7]	433,164	67,535
	QuintoAndar, Ltd., Series E-1, preference shares[1,4,7]	113,966	17,768
			85,303

Information technology 0.10%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	1,746,875	60,467
	Canva, Inc., Series A, noncumulative preferred shares[1,4,7]	925	1,184
	Canva, Inc., Series A-3, noncumulative preferred shares[1,4,7]	38	49
	Canva, Inc., Series A-4, noncumulative preferred shares[1,4,7]	3	4
	Canva, Inc., Series A-5, noncumulative preferred shares[1,4,7]	2	2
			61,706

Consumer discretionary 0.10%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	862,527	60,666
	Getir BV, Series D, preferred shares[1,4,7]	103,205	— [5]
			60,666
	Total preferred securities (cost: $465,955,000)		378,848
Convertible stocks 0.00%
Materials 0.00%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	92,800	4,153
	Total convertible stocks (cost: $4,651,000)		4,153
Bonds, notes & other debt instruments 3.38%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.96%
	Abu Dhabi (Emirate of) 2.50% 9/30/2029[8]	USD7,900	7,213
	Angola (Republic of) 8.00% 11/26/2029[8]	13,202	12,110
	Angola (Republic of) 8.75% 4/14/2032[8]	6,950	6,314
	Argentine Republic 1.00% 7/9/2029	— [5]	— [5]
	Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[9]	15,539	8,615
	Argentine Republic 5.00% 1/9/2038	10,333	6,173
	Brazil (Federative Republic of) 10.00% 1/1/2025	BRL87,400	15,055
	Brazil (Federative Republic of) 10.00% 1/1/2027	147,000	24,083
	Brazil (Federative Republic of) 6.00% 5/15/2027[10]	466,987	79,050
	Brazil (Federative Republic of) 10.00% 1/1/2029	148,700	23,444
	Brazil (Federative Republic of) 0% 1/1/2030	200,000	18,495
	Brazil (Federative Republic of) 10.00% 1/1/2031	148,234	22,668
	Brazil (Federative Republic of) 6.00% 8/15/2032[10]	83,806	13,766
	Brazil (Federative Republic of) 10.00% 1/1/2033	351,590	52,733
	Brazil (Federative Republic of) 10.00% 1/1/2035	290,000	44,624
	Brazil (Federative Republic of) 6.00% 8/15/2050[10]	146,531	23,074
	Chile (Republic of) 5.30% 11/1/2037	CLP7,520,000	7,643
	Chile (Republic of) 3.10% 5/7/2041	USD9,265	6,896
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY456,940	67,773
	China (People’s Republic of), Series INBK, 2.27% 5/25/2034	98,000	13,933
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	407,410	72,557
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	162,200	26,331

New World Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	CNY71,400	$10,554
Colombia (Republic of) 3.00% 1/30/2030	USD511	426
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP26,634,000	5,105
Colombia (Republic of) 3.25% 4/22/2032	USD11,800	9,140
Colombia (Republic of), Series B, 13.25% 2/9/2033	COP29,638,300	7,560
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[10]	130,200	9,425
Colombia (Republic of), Series B, 9.25% 5/28/2042	20,182,600	3,801
Colombia (Republic of) 5.625% 2/26/2044	USD2,209	1,665
Colombia (Republic of) 5.00% 6/15/2045	7,251	4,986
Colombia (Republic of) 5.20% 5/15/2049	3,955	2,708
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	1,803
Czech Republic 1.95% 7/30/2037	CZK300,160	10,081
Dominican Republic 8.625% 4/20/2027[8]	USD4,950	5,131
Dominican Republic 6.00% 7/19/2028[8]	4,360	4,388
Dominican Republic 4.50% 1/30/2030[8]	2,307	2,146
Dominican Republic 6.00% 2/22/2033[8]	3,295	3,250
Dominican Republic 5.875% 1/30/2060	18,230	16,176
Dominican Republic 5.875% 1/30/2060[8]	10,273	9,115
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,494
Egypt (Arab Republic of) 5.875% 2/16/2031[8]	USD2,350	1,950
Egypt (Arab Republic of) 7.625% 5/29/2032[8]	7,060	6,208
Egypt (Arab Republic of) 7.625% 5/29/2032	2,000	1,759
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	3,987
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,223
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	5,859
Egypt (Arab Republic of) 8.15% 11/20/2059[8]	7,510	5,735
Gabonese Republic 7.00% 11/24/2031	7,500	6,010
Georgia (Republic of) 2.75% 4/22/2026[8]	4,995	4,688
Honduras (Republic of) 6.25% 1/19/2027	15,473	15,154
Honduras (Republic of) 5.625% 6/24/2030[8]	5,600	5,042
Honduras (Republic of) 5.625% 6/24/2030	2,042	1,838
Hungary (Republic of) 6.25% 9/22/2032[8]	6,200	6,453
India (Republic of) 7.32% 11/13/2030	INR640,000	7,824
India (Republic of) 6.54% 1/17/2032	2,745,460	32,198
India (Republic of) 7.18% 7/24/2037	1,144,400	14,008
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR279,540,000	17,666
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	200,000,000	12,892
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	183,716,000	11,434
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	418,880,000	26,977
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	803,008,000	50,506
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	138,600,000	9,212
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,743
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	IDR365,721,000	23,558
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,753
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	5,252
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR49,000	11,280
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	32,000	7,377
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	66,000	14,955
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	68,100	16,982
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	7,449
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	3,932
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	10,983
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,187
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD14,500	15,012
Mongolia (State of) 7.875% 6/5/2029	5,679	6,013
Mongolia (State of) 4.45% 7/7/2031	400	356
Morocco (Kingdom of) 5.95% 3/8/2028[8]	4,231	4,300
Mozambique (Republic of) 9.00% 9/15/2031	9,800	8,214
Nigeria (Republic of) 7.875% 2/16/2032	13,200	11,877
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,256
Oman (Sultanate of) 6.00% 8/1/2029	12,400	12,712
Oman (Sultanate of) 6.25% 1/25/2031[8]	4,189	4,366
Oman (Sultanate of) 6.75% 1/17/2048	8,100	8,399
Panama (Republic of) 3.75% 4/17/2026	4,590	4,482
Panama (Republic of) 6.875% 1/31/2036	8,200	8,095
Panama (Republic of) 4.50% 4/16/2050	4,525	3,017
Panama (Republic of) 4.30% 4/29/2053	6,400	4,069

8	New World Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Panama (Republic of) 6.853% 3/28/2054	USD9,000	$8,316
	Panama (Republic of) 4.50% 1/19/2063	2,430	1,541
	Paraguay (Republic of) 4.70% 3/27/2027	5,500	5,428
	Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,337
	Peru (Republic of) 3.00% 1/15/2034	5,715	4,715
	Peru (Republic of) 5.625% 11/18/2050	1,240	1,212
	Peru (Republic of) 3.55% 3/10/2051	4,900	3,473
	Peru (Republic of) 2.78% 12/1/2060	10,795	6,048
	PETRONAS Capital, Ltd. 3.50% 4/21/2030[8]	3,400	3,177
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[8]	3,400	3,033
	Philippines (Republic of) 3.95% 1/20/2040	11,700	10,126
	Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN86,250	21,707
	Poland (Republic of) 4.875% 10/4/2033	USD8,680	8,555
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN148,000	37,234
	Poland (Republic of), Series 1034, 5.00% 10/25/2034	58,300	13,562
	Qatar (State of) 3.75% 4/16/2030[8]	USD6,200	5,986
	Romania 6.625% 9/27/2029	EUR6,900	8,201
	Romania 2.00% 1/28/2032	18,275	16,212
	Romania 5.25% 5/30/2032	7,600	8,261
	Romania 2.00% 4/14/2033	7,080	5,969
	Romania 6.375% 1/30/2034[8]	USD7,448	7,468
	Romania 5.625% 5/30/2037	EUR6,595	6,989
	Romania 2.875% 4/13/2042	5,900	4,244
	Romania 5.125% 6/15/2048[8]	USD9,300	7,655
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054	29,200	28,326
	Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	13,330
	Senegal (Republic of) 5.375% 6/8/2037	715	560
	Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[8]	USD17,606	17,548
	South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR881,900	43,831
	South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	188,190	9,757
	South Africa (Republic of) 5.875% 4/20/2032	USD8,700	8,352
	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	ZAR859,200	43,671
	South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	525,500	25,034
	South Africa (Republic of), Series R-2035, 11.625% 3/31/2053	220,900	12,909
	Thailand (Kingdom of) 3.45% 6/17/2043	THB672,200	21,459
	Turkey (Republic of) 12.60% 10/1/2025	TRY659,300	15,272
	Turkey (Republic of) 17.30% 7/19/2028	915,200	18,461
	Turkey (Republic of) 5.875% 6/26/2031	USD12,630	11,973
	Turkey (Republic of) 4.875% 4/16/2043	11,100	8,003
	United Mexican States, Series M, 7.50% 6/3/2027	MXN277,450	13,117
	United Mexican States, Series M20, 8.50% 5/31/2029	526,654	24,984
	United Mexican States, Series M, 7.75% 5/29/2031	1,945,849	87,278
	United Mexican States, Series M, 7.50% 5/26/2033	564,000	24,088
	United Mexican States, Series M, 7.75% 11/23/2034	641,152	27,453
	United Mexican States, Series M30, 8.50% 11/18/2038	369,000	16,157
	United Mexican States, Series MTN, 4.75% 3/8/2044	USD13,300	10,598
	United Mexican States, Series M, 8.00% 7/31/2053	MXN213,721	8,438
	United Mexican States, Series S, 4.00% 10/29/2054[10]	268,625	10,992
	United Mexican States 3.75% 4/19/2071	USD10,285	5,998
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[11]	870	107
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[11]	14,640	1,898
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[11]	12,912	1,594
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[11]	12,757	1,811
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[11]	2,827	394
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[11]	3,175	474
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[11]	1,448	201
			1,843,263
Corporate bonds, notes & loans 0.42%
Energy 0.07%
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[8]	6,000	6,016
	Oleoducto Central SA 4.00% 7/14/2027[8]	3,450	3,277
	Petroleos Mexicanos 6.49% 1/23/2027	6,488	6,399
	Petroleos Mexicanos 5.95% 1/28/2031	21,000	18,114

New World Fund	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	USD2,068	$1,885
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[8]	8,300	6,064
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[8]	4,170	4,334
			46,089

Financials 0.07%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	7,517	6,871
	BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[8,9]	5,200	5,472
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,584
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[8,9]	8,300	7,919
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[9]	9,000	9,742
	XP, Inc. 6.75% 7/2/2029[8]	4,190	4,210
			40,798

Materials 0.06%
	Braskem Idesa SAPI 7.45% 11/15/2029	8,100	6,431
	Braskem Idesa SAPI 7.45% 11/15/2029[8]	3,564	2,830
	Braskem Idesa SAPI 6.99% 2/20/2032[8]	4,000	2,974
	Braskem Netherlands Finance BV 8.50% 1/12/2031[8]	6,038	6,257
	CSN Resources SA 8.875% 12/5/2030[8]	6,200	6,230
	PT Krakatau Posco 6.375% 6/11/2027	2,400	2,403
	PT Krakatau Posco 6.375% 6/11/2029	3,600	3,594
	Sasol Financing USA, LLC 5.50% 3/18/2031	9,400	8,120
			38,839

Communication services 0.05%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN225,000	11,041
	América Móvil, SAB de CV 9.50% 1/27/2031	129,800	6,176
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD1,217	833
	PLDT, Inc. 2.50% 1/23/2031	2,590	2,254
	Tencent Holdings, Ltd. 3.975% 4/11/2029	6,300	6,112
	Tencent Holdings, Ltd. 3.24% 6/3/2050[8]	7,100	5,010
			31,426

Consumer discretionary 0.04%
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,068
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,354
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[8]	5,700	5,779
	MercadoLibre, Inc. 3.125% 1/14/2031	3,331	2,902
	Sands China, Ltd. 4.375% 6/18/2030	4,575	4,307
	Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,323
			27,733

Utilities 0.04%
	Aegea Finance SARL 9.00% 1/20/2031[8]	5,210	5,558
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[8]	3,363	2,973
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[8]	2,062	1,819
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	393
	Empresas Publicas de Medellin ESP 4.375% 2/15/2031[8]	3,679	3,127
	Greenko Dutch BV 3.85% 3/29/2026[8]	4,606	4,440
	SAEL, Ltd. 7.80% 7/31/2031[8]	1,670	1,691
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[9]	2,908	3,040
			23,041

Industrials 0.04%
	Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[8]	4,520	3,832
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[8]	5,465	5,568
	LATAM Airlines Group SA 7.875% 4/15/2030[8]	6,200	6,216
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[8]	1,255	1,249
	Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,097
			22,962

10	New World Fund

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.03%
	MARB BondCo PLC 3.95% 1/29/2031[8]		USD7,700	$6,664
	MARB BondCo PLC 3.95% 1/29/2031		4,300	3,721
	NBM US Holdings, Inc. 6.625% 8/6/2029[7]		6,150	6,138
				16,523

Health care 0.02%
	Biocon Biologics Global PLC 6.67% 10/9/2029[8]		7,100	7,006
	Rede D’Or Finance SARL 4.95% 1/17/2028		702	682
	Rede D’Or Finance SARL 4.50% 1/22/2030		6,323	5,849
				13,537
	Total corporate bonds, notes & loans			260,948
	Total bonds, notes & other debt instruments (cost: $2,257,737,000)			2,104,211
Short-term securities 4.30%			Shares
Money market investments 4.07%
	Capital Group Central Cash Fund 4.87%[2,12]		25,338,084	2,533,808

Money market investments purchased with collateral from securities on loan 0.19%
	Capital Group Central Cash Fund 4.87%[2,12,13]		451,526	45,153
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.77%[12,13]		19,254,520	19,255
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.76%[12,13]		8,100,000	8,100
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.72%[12,13]		8,100,000	8,100
	Fidelity Investments Money Market Government Portfolio, Class I 4.70%[12,13]		8,100,000	8,100
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.70%[12,13]		8,100,000	8,100
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[12,13]		8,100,000	8,100
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%[12,13]		6,201,337	6,201
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.77%[12,13]		6,000,000	6,000
				117,109
		Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.04%
	Egypt (Arab Republic of) 3/18/2025	20.180%	EGP800,000	14,783
	Nigeria (Republic of) 2/11/2025	18.000	NGN1,403,815	777
	Nigeria (Republic of) 2/20/2025	17.782	1,871,755	1,026
	Nigeria (Republic of) 2/25/2025	18.036	5,700,647	3,113
	Nigeria (Republic of) 3/6/2025	17.801	6,400,320	3,471
	Nigeria (Republic of) 3/13/2025	17.900	2,495,670	1,346
	Nigeria (Republic of) 3/27/2025	18.586	3,638,793	1,943
				26,459
	Total short-term securities (cost: $2,680,527,000)			2,677,376
	Total investment securities 100.27% (cost: $45,867,431,000)			62,464,571
	Other assets less liabilities (0.27)%			(170,395)
	Net assets 100.00%			$62,294,176

New World Fund	11

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	540	1/6/2025	USD111,210	$(954)
5 Year U.S. Treasury Note Futures	Long	480	12/31/2024	51,473	(1,591)
10 Year Euro-Bund Futures	Short	286	12/10/2024	(41,003)	507
10 Year Ultra U.S. Treasury Note Futures	Long	183	12/31/2024	20,816	(846)
30 Year Ultra U.S. Treasury Bond Futures	Long	73	12/31/2024	9,171	(623)
					$(3,507)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	20,764	HUF	7,800,000	Bank of New York Mellon	11/7/2024	$(14)
HUF	7,800,000	USD	21,408	UBS AG	11/7/2024	(630)
USD	43,285	ZAR	755,399	Citibank	11/8/2024	469
USD	3,019	ZAR	53,050	Citibank	11/8/2024	12
CZK	325,600	USD	14,185	BNP Paribas	11/8/2024	(194)
PLN	18,300	USD	4,622	Citibank	11/14/2024	(52)
CNH	131,600	USD	18,583	Standard Chartered Bank	11/14/2024	(86)
CZK	292,740	USD	12,661	Barclays Bank PLC	11/18/2024	(81)
USD	65,927	EUR	59,978	Citibank	11/21/2024	629
USD	24,501	MXN	489,223	Morgan Stanley	11/25/2024	159
TRY	334,000	USD	9,414	JPMorgan Chase	11/25/2024	84
USD	24,794	BRL	141,404	JPMorgan Chase	11/26/2024	412
USD	37,384	MYR	160,510	JPMorgan Chase	11/27/2024	702
USD	5,035	THB	170,019	JPMorgan Chase	11/29/2024	— [5]
HUF	7,800,000	USD	20,731	Bank of New York Mellon	12/9/2024	11
						$1,421
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Common stocks 2.56%
Financials 0.84%
PB Fintech, Ltd. [1]	$14,916	$320,642	$52,317	$24,179	$216,153	$523,573	$—
Industrials 0.15%
Wizz Air Holdings PLC [1]	47,055	59,174	—	—	(14,284)	91,945	—
Health care 1.48%
Max Healthcare Institute, Ltd.	441,843	180,372	201,449	38,990	260,017	719,773	1,068
Laurus Labs, Ltd.	141,536	11,394	—	—	50,270	203,200	324
						922,973
Materials 0.09%
Loma Negra Compania Industrial Argentina SA (ADR)[1]	36,721	—	—	—	22,290	59,011	2,584
First Quantum Minerals, Ltd.[1,14]	220,855	256,294	118,582	(31,889)	155,110	—	—
						59,011
Total common stocks						1,597,502

12	New World Fund

Investments in affiliates2 (continued)

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.14%
Money market investments 4.07%
Capital Group Central Cash Fund 4.87% [12]	$2,598,930	$9,447,784	$9,513,313	$538	$(131)	$2,533,808	$138,582
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.87% [12,13]	43,724	1,429 [15]				45,153	— [16]
Total short-term securities						2,578,961
Total 6.70%				$31,818	$689,425	$4,176,463	$142,558
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,4]	5/26/2021	$69,742	$67,535	.11%
QuintoAndar, Ltd., Series E-1, preference shares[1,4]	12/20/2021	23,284	17,768.03
Canva, Inc.[1,4]	8/26/2021-11/4/2021	18,022	13,532.02
Canva, Inc., Series A, noncumulative preferred shares[1,4]	11/4/2021	1,577	1,184	.00 [17]
Canva, Inc., Series A-3, noncumulative preferred shares[1,4]	11/4/2021	65	49	.00 [17]
Canva, Inc., Series A-4, noncumulative preferred shares[1,4]	11/4/2021	5	4	.00 [17]
Canva, Inc., Series A-5, noncumulative preferred shares[1,4]	11/4/2021	3	2	.00 [17]
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,975	6,138.01
Getir BV, Series D, preferred shares[1,4]	5/27/2021	46,500	— [5]	.00 [17]
Total		$165,173	$106,212	.17%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $93,996,000, which represented 0.15% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]
All or a portion of this security was on loan. The total value of all such securities was $262,369,000, which represented .42% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $106,212,000, which represented .17% of the net assets of the fund.

[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $249,791,000, which represented
.40% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Rate represents the seven-day yield at 10/31/2024.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2024. Refer to the investment portfolio for the security value at 10/31/2024.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[17]	Amount less than .01%.
Refer to the notes to financial statements.

New World Fund	13

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand

14	New World Fund

Financial statements
Statement of assets and liabilities at October 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $262,369 of investment securities on loan):
Unaffiliated issuers (cost: $42,220,303)	$58,288,108
Affiliated issuers (cost: $3,647,128)	4,176,463	$62,464,571
Cash		74,442
Cash collateral pledged for futures contracts		3,065
Cash collateral pledged for forward currency contracts		930
Cash denominated in currencies other than U.S. dollars (cost: $79,339)		79,069
Unrealized appreciation on open forward currency contracts		2,478
Receivables for:
Sales of investments	89,055
Sales of fund’s shares	79,952
Dividends and interest	112,481
Securities lending income	781
Variation margin on futures contracts	225
Other	2	282,496
		62,907,051
Liabilities:
Collateral for securities on loan		117,109
Unrealized depreciation on open forward currency contracts		1,057
Payables for:
Purchases of investments	90,913
Repurchases of fund’s shares	37,961
Investment advisory services	27,447
Services provided by related parties	5,894
Directors’ deferred compensation	3,628
Variation margin on futures contracts	140
Non-U.S. taxes	325,032
Other	3,694	494,709
Net assets at October 31, 2024		$62,294,176
Net assets consist of:
Capital paid in on shares of capital stock		$44,062,433
Total distributable earnings (accumulated loss)		18,231,743
Net assets at October 31, 2024		$62,294,176

Refer to the notes to financial statements.

New World Fund	15

Financial statements (continued)
Statement of assets and liabilities at October 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (759,443 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$13,012,382	158,596	$82.05
Class C	277,851	3,569	77.86
Class T	14	— *	81.96
Class F-1	854,876	10,492	81.48
Class F-2	18,085,564	220,703	81.95
Class F-3	8,466,030	102,880	82.29
Class 529-A	917,887	11,307	81.18
Class 529-C	17,627	226	78.05
Class 529-E	30,877	384	80.38
Class 529-T	17	— *	81.92
Class 529-F-1	12	— *	80.95
Class 529-F-2	137,016	1,670	82.06
Class 529-F-3	12	— *	81.87
Class R-1	22,316	286	77.94
Class R-2	250,497	3,213	77.97
Class R-2E	41,987	523	80.28
Class R-3	501,903	6,237	80.47
Class R-4	795,668	9,762	81.51
Class R-5E	117,822	1,451	81.18
Class R-5	298,289	3,616	82.50
Class R-6	18,465,529	224,528	82.24
*
Amount less than one thousand.
Refer to the notes to financial statements.

16	New World Fund

Financial statements (continued)
Statement of operations for the year ended October 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $80,455; also includes $142,558 from affiliates)	$1,104,791
Interest from unaffiliated issuers (net of non-U.S. taxes of $1,079)	159,683
Securities lending income (net of fees)	3,987	$1,268,461
Fees and expenses*:
Investment advisory services	292,843
Distribution services	45,747
Transfer agent services	46,978
Administrative services	17,275
529 plan services	621
Reports to shareholders	2,428
Registration statement and prospectus	902
Directors’ compensation	1,034
Auditing and legal	337
Custodian	11,615
State and local taxes	1
Other	1,019	420,800
Net investment income		847,661
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $140,081):
Unaffiliated issuers	1,607,069
Affiliated issuers	31,818
Futures contracts	470
Forward currency contracts	(6,233)
Currency transactions	(9,163)	1,623,961
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $322,412):
Unaffiliated issuers	8,096,180
Affiliated issuers	689,425
Futures contracts	(5,942)
Forward currency contracts	(378)
Currency translations	(1,509)	8,777,776
Net realized gain (loss) and unrealized appreciation (depreciation)		10,401,737
Net increase (decrease) in net assets resulting from operations		$11,249,398
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

New World Fund	17

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2024	2023

Operations:
Net investment income	$847,661	$694,417
Net realized gain (loss)	1,623,961	1,260,895
Net unrealized appreciation (depreciation)	8,777,776	2,678,806
Net increase (decrease) in net assets resulting from operations	11,249,398	4,634,118
Distributions paid to shareholders	(1,413,453)	(516,454)
Net capital share transactions	4,723,441	72,023
Total increase (decrease) in net assets	14,559,386	4,189,687
Net assets:
Beginning of year	47,734,790	43,545,103
End of year	$62,294,176	$47,734,790
Refer to the notes to financial statements.

18	New World Fund

Notes to financial statements
1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

New World Fund	19

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the

20	New World Fund

security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,801,490	$7,773,334	— *	$10,574,824
Information technology	4,115,557	5,128,778	13,532	9,257,867
Consumer discretionary	2,893,663	4,726,074	—	7,619,737
Industrials	1,681,357	5,074,983	—	6,756,340
Health care	2,424,716	3,502,985	—	5,927,701
Communication services	2,360,069	3,369,024	—	5,729,093
Consumer staples	879,495	3,340,054	—	4,219,549
Materials	2,340,087	1,400,024	— *	3,740,111
Energy	509,159	1,031,208	— *	1,540,367
Real estate	230,590	795,078	—	1,025,668
Utilities	379,298	529,428	—	908,726
Preferred securities	171,173	121,133	86,542	378,848
Convertible stocks	4,153	—	—	4,153
Bonds, notes & other debt instruments	—	2,104,211	—	2,104,211
Short-term securities	2,650,917	26,459	—	2,677,376
Total	$23,441,724	$38,922,773	$100,074	$62,464,571

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$507	$—	$—	$507
Unrealized appreciation on open forward currency contracts	—	2,478	—	2,478
Liabilities:
Unrealized depreciation on futures contracts	(4,014)	—	—	(4,014)
Unrealized depreciation on open forward currency contracts	—	(1,057)	—	(1,057)
Total	$(3,507)	$1,421	$—	$(2,086)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

New World Fund	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets.

22	New World Fund

Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below

New World Fund	23

preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2024, the total value of securities on loan was $262,369,000, and the total value of collateral received was $287,216,000. Collateral received includes cash of $117,109,000 and U.S. government securities of $170,107,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $224,088,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $244,411,000.

24	New World Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the year ended, October 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$507	Unrealized depreciation*	$4,014
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,478	Unrealized depreciation on open forward currency contracts	1,057
			$2,985		$5,071

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$470	Net unrealized appreciation (depreciation) on futures contracts	$(5,942)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(6,233)	Net unrealized appreciation (depreciation) on forward currency contracts	(378)
			$(5,763)		$(6,320)
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of New York Mellon	$11	$ (11)	$ —	$ —	$ —
Citibank	1,110	(52)	—	(1,058)	—
JPMorgan Chase	1,198	—	(886)	—	312
Morgan Stanley	159	—	—	(159)	—
Total	$2,478	$ (63)	$ (886)	$ (1,217)	$312

New World Fund	25

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Liabilities:
Bank of New York Mellon	$14	$ (11)	$ —	$ —	$3
Barclays Bank PLC	81	—	—	—	81
BNP Paribas	194	—	—	(194)	—
Citibank	52	(52)	—	—	—
Standard Chartered Bank	86	—	—	—	86
UBS AG	630	—	—	(610)	20
Total	$1,057	$ (63)	$ —	$ (804)	$190
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2024, the fund reclassified $118,136,000 from total distributable earnings to capital paid in on shares of capital stock to align financial reporting with tax reporting.
As of October 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$601,320
Undistributed long-term capital gains	1,658,196
Gross unrealized appreciation on investments	18,798,865
Gross unrealized depreciation on investments	(2,499,495)
Net unrealized appreciation (depreciation) on investments	16,299,370
Cost of investments	46,163,115

26	New World Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$155,865	$153,467	$309,332	$104,575	$—	$104,575
Class C	1,498	3,975	5,473	52	—	52
Class T	— *	— *	— *	— *	—	— *
Class F-1	11,113	10,844	21,957	7,789	—	7,789
Class F-2	249,174	195,534	444,708	175,025	—	175,025
Class F-3	123,391	90,678	214,069	86,351	—	86,351
Class 529-A	11,029	11,056	22,085	7,437	—	7,437
Class 529-C	72	264	336	—	—	—
Class 529-E	324	387	711	199	—	199
Class 529-T	— *	— *	— *	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	1,929	1,508	3,437	1,318	—	1,318
Class 529-F-3	— *	— *	— *	— *	—	— *
Class R-1	148	288	436	54	—	54
Class R-2	1,640	3,191	4,831	443	—	443
Class R-2E	349	456	805	145	—	145
Class R-3	5,087	5,911	10,998	2,737	—	2,737
Class R-4	9,772	9,062	18,834	6,910	—	6,910
Class R-5E	1,507	1,213	2,720	948	—	948
Class R-5	4,872	3,692	8,564	3,412	—	3,412
Class R-6	198,476	145,681	344,157	119,059	—	119,059
Total	$776,246	$637,207	$1,413,453	$516,454	$—	$516,454
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.474% on such assets in excess of $55 billion. For the year ended October 31, 2024, the investment advisory services fees were $292,843,000, which were equivalent to an annualized rate of 0.509% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into

New World Fund	27

agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2024, the 529 plan services fees were $621,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

28	New World Fund

For the year ended October 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$31,426	$21,721	$3,890	Not applicable
Class C	2,959	501	90	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,173	1,320	263	Not applicable
Class F-2	Not applicable	18,601	5,135	Not applicable
Class F-3	Not applicable	144	2,387	Not applicable
Class 529-A	2,052	1,450	276	$518
Class 529-C	191	31	6	11
Class 529-E	155	24	9	18
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	89	40	74
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	225	23	7	Not applicable
Class R-2	1,908	880	76	Not applicable
Class R-2E	239	81	12	Not applicable
Class R-3	2,466	738	149	Not applicable
Class R-4	1,953	782	234	Not applicable
Class R-5E	Not applicable	162	32	Not applicable
Class R-5	Not applicable	162	92	Not applicable
Class R-6	Not applicable	269	4,577	Not applicable

Total class-specific expenses	$45,747	$46,978	$17,275	$621
*
Amount less than one thousand.
Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $1,034,000 in the fund’s statement of operations reflects $243,000 in current fees (either paid in cash or deferred) and a net increase of $791,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $553,649,000 and $687,959,000, respectively, which generated $803,000 of net realized losses from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2024.

New World Fund	29

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended October 31, 2024.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$543,291	6,972	$304,076	4,130	$(1,729,780)	(22,140)	$(882,413)	(11,038)
Class C	24,549	332	5,456	78	(99,859)	(1,347)	(69,854)	(937)
Class T	—	—	—	—	—	—	—	—
Class F-1	100,351	1,306	21,533	295	(252,981)	(3,288)	(131,097)	(1,687)
Class F-2	3,534,926	45,388	432,550	5,898	(3,452,700)	(44,379)	514,776	6,907
Class F-3	1,716,110	21,899	208,841	2,838	(1,659,877)	(21,275)	265,074	3,462
Class 529-A	64,287	834	22,074	303	(156,481)	(2,027)	(70,120)	(890)
Class 529-C	3,850	52	335	5	(10,351)	(140)	(6,166)	(83)
Class 529-E	1,752	23	709	10	(5,938)	(78)	(3,477)	(45)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,062	296	3,437	47	(25,515)	(325)	984	18
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3,613	49	434	6	(6,533)	(88)	(2,486)	(33)
Class R-2	38,017	511	4,827	69	(65,232)	(869)	(22,388)	(289)
Class R-2E	11,066	144	805	11	(10,340)	(134)	1,531	21
Class R-3	94,043	1,222	10,949	151	(127,011)	(1,651)	(22,019)	(278)
Class R-4	150,827	1,953	18,847	258	(185,935)	(2,383)	(16,261)	(172)
Class R-5E	30,222	390	2,719	37	(24,249)	(317)	8,692	110
Class R-5	58,235	744	8,530	115	(100,623)	(1,286)	(33,858)	(427)
Class R-6	6,900,469	88,443	343,204	4,667	(2,051,150)	(25,962)	5,192,523	67,148
Total net increase (decrease)	$13,298,670	170,558	$1,389,326	18,918	$(9,964,555)	(127,689)	$4,723,441	61,787
Refer to the end of the table for footnotes.

30	New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2023
Class A	$631,333	8,926	$102,574	1,538	$(1,519,189)	(21,687)	$(785,282)	(11,223)
Class C	31,222	465	52	1	(108,462)	(1,614)	(77,188)	(1,148)
Class T	—	—	—	—	—	—	—	—
Class F-1	152,688	2,183	7,654	116	(272,474)	(3,873)	(112,132)	(1,574)
Class F-2	3,845,710	54,513	170,371	2,565	(5,071,724)	(73,006)	(1,055,643)	(15,928)
Class F-3	2,161,759	31,362	84,079	1,262	(1,659,464)	(23,575)	586,374	9,049
Class 529-A	64,013	914	7,435	112	(131,886)	(1,871)	(60,438)	(845)
Class 529-C	4,192	62	—	—	(11,646)	(173)	(7,454)	(111)
Class 529-E	2,096	30	199	3	(5,083)	(72)	(2,788)	(39)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	20,298	288	1,318	20	(22,025)	(309)	(409)	(1)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3,028	44	53	1	(4,706)	(69)	(1,625)	(24)
Class R-2	43,960	652	443	7	(62,502)	(929)	(18,099)	(270)
Class R-2E	10,168	146	145	2	(7,184)	(105)	3,129	43
Class R-3	92,088	1,320	2,720	41	(113,835)	(1,642)	(19,027)	(281)
Class R-4	132,199	1,876	6,909	104	(203,059)	(2,886)	(63,951)	(906)
Class R-5E	30,437	440	948	15	(21,427)	(306)	9,958	149
Class R-5	77,282	1,087	3,398	51	(76,953)	(1,076)	3,727	62
Class R-6	2,593,043	36,396	118,331	1,776	(1,038,503)	(14,728)	1,672,871	23,444
Total net increase (decrease)	$9,895,516	140,704	$506,629	7,614	$(10,330,122)	(147,921)	$72,023	397
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,187,479,000 and $20,175,955,000, respectively, during the year ended October 31, 2024.

New World Fund	31

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2024	$68.46	$.96	$14.47	$15.43	$(.93 )	$(.91 )	$(1.84)	$82.05	22.85%	$13,012	.98%	.98%	1.23%
10/31/2023	62.50	.83	5.72	6.55	(.59 )	—	(.59 )	68.46	10.50	11,612	1.00	1.00	1.17
10/31/2022	93.89	.69	(26.15)	(25.46)	(.37 )	(5.56)	(5.93)	62.50	(28.73)	11,303.96		.96	.93
10/31/2021	73.88	.38	19.72	20.10	(.09 )	—	(.09 )	93.89	27.20	17,043.96		.96	.42
10/31/2020	69.13	.27	7.06	7.33	(.74 )	(1.84)	(2.58)	73.88	10.78	13,341	1.00	1.00	.40
Class C:
10/31/2024	64.99	.36	13.76	14.12	(.34 )	(.91 )	(1.25)	77.86	21.94	278	1.72	1.72	.48
10/31/2023	59.27	.28	5.45	5.73	(.01 )	—	(.01 )	64.99	9.67	293	1.75	1.75	.41
10/31/2022	89.61	.11	(24.89)	(24.78)	—	(5.56)	(5.56)	59.27	(29.28)	335	1.72	1.72	.15
10/31/2021	70.96	(.29 )	18.94	18.65	—	—	—	89.61	26.26	598	1.70	1.70	(.33 )
10/31/2020	66.46	(.22 )	6.75	6.53	(.19 )	(1.84)	(2.03)	70.96	9.98	533	1.74	1.74	(.33 )
Class T:
10/31/2024	68.42	1.14	14.45	15.59	(1.14)	(.91 )	(2.05)	81.96	23.15 [5]	— [6]	.69 [5]	.69 [5]	1.46 [5]
10/31/2023	62.49	1.01	5.71	6.72	(.79 )	—	(.79 )	68.42	10.79 [5]	— [6]	.72 [5]	.72 [5]	1.42 [5]
10/31/2022	93.87	.87	(26.11)	(25.24)	(.58 )	(5.56)	(6.14)	62.49	(28.56)[5]	— [6]	.71 [5]	.71 [5]	1.18 [5]
10/31/2021	73.86	.58	19.69	20.27	(.26 )	—	(.26 )	93.87	27.47 [5]	— [6]	.74 [5]	.74 [5]	.63 [5]
10/31/2020	69.12	.43	7.05	7.48	(.90 )	(1.84)	(2.74)	73.86	11.05 [5]	— [6]	.76 [5]	.76 [5]	.62 [5]
Class F-1:
10/31/2024	67.99	.96	14.38	15.34	(.94 )	(.91 )	(1.85)	81.48	22.87	855.97		.97	1.24
10/31/2023	62.05	.85	5.67	6.52	(.58 )	—	(.58 )	67.99	10.53	828.96		.96	1.21
10/31/2022	93.27	.67	(25.95)	(25.28)	(.38 )	(5.56)	(5.94)	62.05	(28.74)	854.96		.96	.91
10/31/2021	73.39	.39	19.58	19.97	(.09 )	—	(.09 )	93.27	27.22	1,418.95		.95	.43
10/31/2020	68.68	.29	7.01	7.30	(.75 )	(1.84)	(2.59)	73.39	10.83	1,097.98		.98	.43
Class F-2:
10/31/2024	68.39	1.19	14.44	15.63	(1.16)	(.91 )	(2.07)	81.95	23.20	18,086.68		.68	1.53
10/31/2023	62.44	1.05	5.70	6.75	(.80 )	—	(.80 )	68.39	10.85	14,620.68		.68	1.48
10/31/2022	93.83	.90	(26.09)	(25.19)	(.64 )	(5.56)	(6.20)	62.44	(28.52)	14,343.68		.68	1.22
10/31/2021	73.81	.65	19.68	20.33	(.31 )	—	(.31 )	93.83	27.55	20,219.67		.67	.72
10/31/2020	69.06	.48	7.05	7.53	(.94 )	(1.84)	(2.78)	73.81	11.14	14,085.70		.70	.70
Class F-3:
10/31/2024	68.67	1.28	14.49	15.77	(1.24)	(.91 )	(2.15)	82.29	23.34	8,466.57		.57	1.63
10/31/2023	62.70	1.13	5.73	6.86	(.89 )	—	(.89 )	68.67	10.98	6,827.58		.58	1.59
10/31/2022	94.20	.99	(26.19)	(25.20)	(.74 )	(5.56)	(6.30)	62.70	(28.45)	5,666.57		.57	1.34
10/31/2021	74.08	.76	19.74	20.50	(.38 )	—	(.38 )	94.20	27.70	7,473.57		.57	.83
10/31/2020	69.30	.55	7.08	7.63	(1.01)	(1.84)	(2.85)	74.08	11.25	4,850.60		.60	.81
Class 529-A:
10/31/2024	67.75	.93	14.32	15.25	(.91 )	(.91 )	(1.82)	81.18	22.81	918	1.00	1.00	1.20
10/31/2023	61.86	.80	5.66	6.46	(.57 )	—	(.57 )	67.75	10.48	826	1.02	1.02	1.14
10/31/2022	93.01	.66	(25.89)	(25.23)	(.36 )	(5.56)	(5.92)	61.86	(28.76)	807.99		.99	.90
10/31/2021	73.19	.36	19.54	19.90	(.08 )	—	(.08 )	93.01	27.17	1,205.97		.97	.40
10/31/2020	68.50	.25	6.99	7.24	(.71 )	(1.84)	(2.55)	73.19	10.77	971	1.02	1.02	.37
Refer to the end of the table for footnotes.

32	New World Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2024	$65.08	$.34	$13.79	$14.13	$(.25 )	$(.91 )	$(1.16)	$78.05	21.91%	$18	1.75%	1.75%	.45%
10/31/2023	59.37	.24	5.47	5.71	—	—	—	65.08	9.62	20	1.80	1.80	.36
10/31/2022	89.80	.07	(24.94)	(24.87)	—	(5.56)	(5.56)	59.37	(29.31)	25	1.77	1.77	.09
10/31/2021	71.13	(.33 )	19.00	18.67	—	—	—	89.80	26.23	46	1.73	1.73	(.38 )
10/31/2020	66.62	(.21 )	6.73	6.52	(.17 )	(1.84)	(2.01)	71.13	9.93	47	1.78	1.78	(.32 )
Class 529-E:
10/31/2024	67.09	.78	14.19	14.97	(.77 )	(.91 )	(1.68)	80.38	22.57	31	1.19	1.19	1.01
10/31/2023	61.25	.66	5.61	6.27	(.43 )	—	(.43 )	67.09	10.27	29	1.21	1.21	.95
10/31/2022	92.11	.51	(25.66)	(25.15)	(.15 )	(5.56)	(5.71)	61.25	(28.90)	29	1.19	1.19	.70
10/31/2021	72.57	.17	19.37	19.54	—	—	—	92.11	26.93	45	1.18	1.18	.19
10/31/2020	67.94	.13	6.92	7.05	(.58 )	(1.84)	(2.42)	72.57	10.55	38	1.22	1.22	.19
Class 529-T:
10/31/2024	68.40	1.10	14.45	15.55	(1.12)	(.91 )	(2.03)	81.92	23.08 [5]	— [6]	.78 [5]	.78 [5]	1.41 [5]
10/31/2023	62.47	.98	5.70	6.68	(.75 )	—	(.75 )	68.40	10.74 [5]	— [6]	.75 [5]	.75 [5]	1.39 [5]
10/31/2022	93.83	.84	(26.10)	(25.26)	(.54 )	(5.56)	(6.10)	62.47	(28.58)[5]	— [6]	.75 [5]	.75 [5]	1.14 [5]
10/31/2021	73.84	.53	19.69	20.22	(.23 )	—	(.23 )	93.83	27.43 [5]	— [6]	.78 [5]	.78 [5]	.59 [5]
10/31/2020	69.10	.40	7.06	7.46	(.88 )	(1.84)	(2.72)	73.84	11.00 [5]	— [6]	.79 [5]	.79 [5]	.59 [5]
Class 529-F-1:
10/31/2024	67.61	1.06	14.28	15.34	(1.09)	(.91 )	(2.00)	80.95	23.04 [5]	— [6]	.78 [5]	.78 [5]	1.37 [5]
10/31/2023	61.77	.93	5.65	6.58	(.74 )	—	(.74 )	67.61	10.68 [5]	— [6]	.79 [5]	.79 [5]	1.33 [5]
10/31/2022	92.91	.81	(25.82)	(25.01)	(.57 )	(5.56)	(6.13)	61.77	(28.60)[5]	— [6]	.78 [5]	.78 [5]	1.11 [5]
10/31/2021	73.20	.55	19.53	20.08	(.37 )	—	(.37 )	92.91	27.44 [5]	— [6]	.75 [5]	.75 [5]	.60 [5]
10/31/2020	68.51	.41	6.98	7.39	(.86 )	(1.84)	(2.70)	73.20	11.01 [5]	— [6]	.80 [5]	.80 [5]	.60 [5]
Class 529-F-2:
10/31/2024	68.49	1.19	14.46	15.65	(1.17)	(.91 )	(2.08)	82.06	23.21	137.69		.69	1.52
10/31/2023	62.53	1.05	5.71	6.76	(.80 )	—	(.80 )	68.49	10.85	113.68		.68	1.49
10/31/2022	93.92	.90	(26.14)	(25.24)	(.59 )	(5.56)	(6.15)	62.53	(28.54)	103.69		.69	1.21
10/31/2021	73.88	.59	19.69	20.28	(.24 )	—	(.24 )	93.92	27.48	138.74		.74	.65
10/31/2020[7,8]	73.88	—	—	—	—	—	—	73.88	—	97	—	—	—
Class 529-F-3:
10/31/2024	68.35	1.19	14.43	15.62	(1.19)	(.91 )	(2.10)	81.87	23.22	— [6]	.63	.63	1.52
10/31/2023	62.44	1.04	5.71	6.75	(.84 )	—	(.84 )	68.35	10.84	— [6]	.65	.65	1.48
10/31/2022	93.84	.92	(26.08)	(25.16)	(.68 )	(5.56)	(6.24)	62.44	(28.50)	— [6]	.64	.64	1.25
10/31/2021	73.88	.67	19.68	20.35	(.39 )	—	(.39 )	93.84	27.58	— [6]	.67	.62	.73
10/31/2020[7,8]	73.88	—	—	—	—	—	—	73.88	—	— [6]	—	—	—
Class R-1:
10/31/2024	65.13	.41	13.78	14.19	(.47 )	(.91 )	(1.38)	77.94	22.02	22	1.66	1.66	.55
10/31/2023	59.48	.33	5.48	5.81	(.16 )	—	(.16 )	65.13	9.77	21	1.67	1.67	.49
10/31/2022	89.83	.19	(24.98)	(24.79)	—	(5.56)	(5.56)	59.48	(29.21)	21	1.63	1.63	.26
10/31/2021	71.14	(.28 )	18.97	18.69	—	—	—	89.83	26.26	29	1.70	1.70	(.32 )
10/31/2020	66.65	(.24 )	6.78	6.54	(.21 )	(1.84)	(2.05)	71.14	9.96	24	1.77	1.77	(.37 )
Refer to the end of the table for footnotes.

New World Fund	33

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2024	$65.16	$.41	$13.78	$14.19	$(.47 )	$(.91 )	$(1.38)	$77.97	22.01%	$250	1.66%	1.66%	.54%
10/31/2023	59.47	.33	5.48	5.81	(.12 )	—	(.12 )	65.16	9.77	228	1.67	1.67	.49
10/31/2022	89.85	.15	(24.97)	(24.82)	—	(5.56)	(5.56)	59.47	(29.24)	224	1.67	1.67	.21
10/31/2021	71.13	(.26 )	18.98	18.72	—	—	—	89.85	26.30	341	1.66	1.66	(.29 )
10/31/2020	66.67	(.20 )	6.78	6.58	(.28 )	(1.84)	(2.12)	71.13	10.03	293	1.70	1.70	(.30 )
Class R-2E:
10/31/2024	67.07	.64	14.18	14.82	(.70 )	(.91 )	(1.61)	80.28	22.37	42	1.37	1.37	.83
10/31/2023	61.22	.55	5.61	6.16	(.31 )	—	(.31 )	67.07	10.08	34	1.38	1.38	.79
10/31/2022	92.06	.37	(25.65)	(25.28)	—	(5.56)	(5.56)	61.22	(29.03)	28	1.38	1.38	.51
10/31/2021	72.67	— [9]	19.39	19.39	—	—	—	92.06	26.67	42	1.37	1.37	— [10]
10/31/2020	68.10	— [9]	6.92	6.92	(.51 )	(1.84)	(2.35)	72.67	10.34	35	1.41	1.41	(.01 )
Class R-3:
10/31/2024	67.20	.76	14.21	14.97	(.79 )	(.91 )	(1.70)	80.47	22.56	502	1.21	1.21	.99
10/31/2023	61.34	.65	5.62	6.27	(.41 )	—	(.41 )	67.20	10.26	438	1.22	1.22	.94
10/31/2022	92.20	.48	(25.67)	(25.19)	(.11 )	(5.56)	(5.67)	61.34	(28.92)	417	1.22	1.22	.66
10/31/2021	72.67	.13	19.40	19.53	—	—	—	92.20	26.86	644	1.22	1.22	.15
10/31/2020	68.03	.10	6.93	7.03	(.55 )	(1.84)	(2.39)	72.67	10.51	563	1.26	1.26	.14
Class R-4:
10/31/2024	68.03	1.00	14.38	15.38	(.99 )	(.91 )	(1.90)	81.51	22.93	796.92		.92	1.29
10/31/2023	62.11	.87	5.69	6.56	(.64 )	—	(.64 )	68.03	10.58	676.93		.93	1.23
10/31/2022	93.33	.72	(25.99)	(25.27)	(.39 )	(5.56)	(5.95)	62.11	(28.70)	673.92		.92	.98
10/31/2021	73.44	.42	19.59	20.01	(.12 )	—	(.12 )	93.33	27.26	989.92		.92	.46
10/31/2020	68.72	.31	7.01	7.32	(.76 )	(1.84)	(2.60)	73.44	10.87	759.94		.94	.46
Class R-5E:
10/31/2024	67.77	1.15	14.31	15.46	(1.14)	(.91 )	(2.05)	81.18	23.17	118.72		.72	1.48
10/31/2023	61.88	1.02	5.65	6.67	(.78 )	—	(.78 )	67.77	10.80	91.73		.73	1.45
10/31/2022	93.07	.85	(25.86)	(25.01)	(.62 )	(5.56)	(6.18)	61.88	(28.57)	74.72		.72	1.16
10/31/2021	73.23	.63	19.50	20.13	(.29 )	—	(.29 )	93.07	27.52	102.71		.71	.70
10/31/2020	68.56	.44	7.01	7.45	(.94 )	(1.84)	(2.78)	73.23	11.08	57.74		.74	.66
Class R-5:
10/31/2024	68.83	1.24	14.55	15.79	(1.21)	(.91 )	(2.12)	82.50	23.29	298.62		.62	1.58
10/31/2023	62.85	1.10	5.73	6.83	(.85 )	—	(.85 )	68.83	10.90	278.63		.63	1.54
10/31/2022	94.40	.95	(26.25)	(25.30)	(.69 )	(5.56)	(6.25)	62.85	(28.48)	250.62		.62	1.28
10/31/2021	74.24	.70	19.81	20.51	(.35 )	—	(.35 )	94.40	27.64	378.62		.62	.76
10/31/2020	69.43	.52	7.09	7.61	(.96 )	(1.84)	(2.80)	74.24	11.20	304.64		.64	.76
Class R-6:
10/31/2024	68.63	1.28	14.49	15.77	(1.25)	(.91 )	(2.16)	82.24	23.35	18,465.57		.57	1.63
10/31/2023	62.67	1.13	5.72	6.85	(.89 )	—	(.89 )	68.63	10.97	10,801.58		.58	1.59
10/31/2022	94.15	.99	(26.17)	(25.18)	(.74 )	(5.56)	(6.30)	62.67	(28.45)	8,393.57		.57	1.34
10/31/2021	74.05	.73	19.75	20.48	(.38 )	—	(.38 )	94.15	27.70	10,326.57		.57	.80
10/31/2020	69.27	.56	7.07	7.63	(1.01)	(1.84)	(2.85)	74.05	11.26	8,255.59		.59	.82
Refer to the end of the table for footnotes.

34	New World Fund

Financial highlights (continued)

	Year ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[11]	37%	32%	39%	32%	40%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

New World Fund	35

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of New World Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of New World Fund, Inc. (the “Fund”), including the investment portfolio, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

36	New World Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2024:
Long-term capital gains	$637,208,000
Foreign taxes	$0.29 per share
Foreign source income	$1.45 per share
Qualified dividend income	$951,972,000
Section 199A dividends	$2,456,000
Section 163(j) interest dividends	$242,367,000
Corporate dividends received deduction	$113,124,000
U.S. government income that may be exempt from state taxation	$38,639,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

New World Fund	37

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

38	New World Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through November 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmark’s consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New World Fund	39

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	New World Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

By   /s/ Brian C. Janssen

Brian C. Janssen, Treasurer and

Principal Financial Officer

Date: January 07, 2025